TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCK 9.55%	Shares	Value

Biotechnology - 1.42%
Immix Biopharma, Inc. (a)	40,000	$88,000
Viking Therapeutics, Inc. (a)	5,000	201,200
		289,200
Diversified Financial Services - 2.00%
Charles Schwab Corp.	5,500	407,055

Media - 1.09%
Walt Disney Co.	2,000	222,700

Pharmaceuticals - 1.83%
Inhibikase Therapeutics, Inc. (a)	35,000	113,750
Novo Nordisk A/S - ADR - Denmark	3,000	258,060
		371,810
Real Estate - 0.00%
Harbor Custom Development, Inc. (a) (f)	7,500	—

Retail - 0.84%
FAT Brands, Inc. - Class A	6,000	31,920
PriceSmart, Inc.	1,500	138,255
		170,175
Semiconductors - 1.28%
Monolithic Power Systems, Inc.	440	260,348

Software - 1.09%
Autodesk, Inc. (a)	750	221,677

TOTAL COMMON STOCK (Cost $2,381,417)		1,942,965

PREFERRED STOCK - 0.46%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.00% (a) (f)	5,714	—

Retail - 0.46%
FAT Brands, Inc. - Series B, 8.25%	9,451	92,620

TOTAL PREFERRED STOCK (Cost $326,906)		92,620

CLOSED-END FUND - 1.29%

Equity Fund - 1.29%
Royce Small-Cap Trust, Inc.	16,668	263,354

TOTAL CLOSED-END FUND (Cost $249,972)		263,354

EXCHANGE-TRADED FUNDS - 68.41%

Alternative Fund - 1.56%
VanEck Bitcoin ETF/U.S. (a)	3,000	317,130

Debt Funds - 9.89%
iShares 1-3 Year Treasury Bond ETF	10,000	819,800
iShares 7-10 Year Treasury Bond ETF	11,000	1,016,950
iShares 20+ Year Treasury Bond ETF	2,000	174,660
		2,011,410

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 68.41% (continued)	Shares	Value

Equity Funds - 56.96%
Dimensional U.S. Small Cap ETF	5,000	$325,400
Direxion Daily FTSE Europe Bull 3x Shares	5,000	102,004
Direxion Daily S&P 500 Bull 3X Shares	10,000	1,687,000
Direxion Daily Small Cap Bull 3X Shares	20,000	837,600
Invesco Aerospace & Defense ETF	4,000	458,920
Invesco S&P 500 Equal Weight ETF	3,500	613,305
iShares China Large-Cap ETF	17,500	532,700
iShares Core S&P Mid-Cap ETF	12,000	747,720
iShares Core S&P Small-Cap ETF	6,000	691,320
iShares MSCI Hong Kong ETF	25,000	416,500
SPDR S&P 500 ETF Trust	3,750	2,197,800
SPDR S&P 600 Small Cap Growth ETF	5,000	451,750
SPDR S&P Biotech ETF	6,000	540,360
SPDR S&P Regional Banking ETF	6,000	362,100
VanEck Semiconductor ETF	1,350	326,930
Vanguard Mid-Cap ETF	2,000	528,260
Vanguard U.S. Value Factor ETF	6,500	769,454
		11,589,123

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,287,692)		13,917,663

MUTUAL FUNDS - 13.85%

Asset Allocation Fund - 10.88%
Timber Point Alternative Income Fund - Institutional Class (e)	278,819	2,213,821

Equity Fund - 2.97%
LS Opportunity Fund - Institutional Class	33,212	603,789

TOTAL MUTUAL FUNDS (Cost $2,714,035)		2,817,610

WARRANTS - 0.00%

Harbor Custom Development, Inc., $100.00, 06/10/2026 (a) (f)	22,500	—
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a) (f)	12,500	—

TOTAL WARRANTS (Cost $350)		—

BONDS & NOTES - 0.01%

ASSET-BACKED SECURITIES - 0.00%	Principal Amount
Countrywide Asset-Backed Certificates, 3.654%, 10/25/2017 (c) (d)	$1,085	956

Total Asset Backed Securities (Cost $1,085)		956

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	734	615
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.932%, 09/25/2036 (c)	6,282	1,663

Total Mortgage-Backed Securities (Cost $4,004)		2,278

TOTAL BONDS & NOTES (Cost $5,089)		3,234

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 6.46%

Federated Hermes Government Obligations Fund - Institutional Shares, 4.35% (b)	1,313,713	$1,313,713

TOTAL SHORT-TERM INVESTMENT (Cost $1,313,713)		1,313,713

INVESTMENTS AT VALUE (Cost $20,279,174) - 100.03%		$20,351,159

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.03)%		(5,963)

NET ASSETS - 100.00%		$20,345,196

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at December 31, 2024, is subject to change and resets daily.
(c) Variable rate security - Interest rate shown represents the rate on December 31, 2024.
(d) Principal payments are still being received, not yet matured.
(e) Affiliated investment company. See Investments in Affiliated Companies section of the accompanying notes.
(f) These securities are currently valued by the Adviser using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee. These securities have a total value of $0 which is 0.00% of the Fund’s net assets.

The following abbreviations are used in this portfolio:
ADR - American Depositary Receipt
A/S - Aktieselskab (Danish stock-based corporation)
ETF - Exchange-Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCK - 1.47%	Shares	Value

Investment Companies - 1.47%
Blackstone Secured Lending Fund	10,000	$323,100

TOTAL COMMON STOCK (Cost $240,519)		323,100

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.000% (a) (e)	4,286	—

TOTAL PREFERRED STOCK (Cost $60,019)		—

CLOSED-END FUNDS - 3.39%

Asset Allocation Fund - 1.60%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	42,175	351,740

Equity Fund - 1.79%
Royce Small-Cap Trust, Inc.	24,975	394,605

TOTAL CLOSED END FUNDS (Cost $714,886)		746,345

EXCHANGE-TRADED FUNDS - 87.29%

Alternative Fund - 0.96%
VanEck Bitcoin ETF/U.S.(a)	2,000	211,420

Debt Funds - 79.66%
iShares 1-3 Year Treasury Bond ETF	13,000	1,065,740
iShares 7-10 Year Treasury Bond ETF	10,000	924,500
iShares 20+ Year Treasury Bond ETF	8,500	742,305
iShares Core U.S. Aggregate Bond ETF	9,500	920,550
SPDR Bloomberg High Yield Bond ETF	10,000	954,700
SPDR Bloomberg Short Term High Yield Bond ETF	115,000	2,903,750
SPDR Doubleline Total Return Tactical ETF	72,000	2,836,080
SPDR Portfolio Aggregate Bond ETF	120,000	2,998,800
SPDR Portfolio Corporate Bond ETF	60,000	1,718,400
SPDR Portfolio Long Term Treasury ETF	20,000	523,800
Vanguard Short-Term Corporate Bond ETF	13,000	1,014,130
Vanguard Total Bond Market ETF	13,000	934,830
		17,537,585
Equity Funds - 6.67%
Direxion Daily S&P 500 Bull 3X Shares	3,000	506,100
Invesco S&P 500 Equal Weight ETF	2,000	350,460
SPDR S&P Regional Banking ETF	7,000	422,450
Utilities Select Sector SPDR Fund	2,500	189,225
		1,468,235

TOTAL EXCHANGE-TRADED FUNDS (Cost $19,058,226)		19,217,240

WARRANTS - 0.00%

Harbor Custom Development, Inc., $59.40, 10/05/2026 (a) (e)	37,500	—

TOTAL WARRANTS (Cost $375)		—

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

BONDS & NOTES - 0.04%	Principal Amount	Value

ASSET-BACKED SECURITIES - 0.01%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.404%, due 12/25/2033 (c)	$51	$85
Countrywide Asset-Backed Certificates, 3.654%, due 10/25/2017 (c) (d)	3,255	2,867
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	8	8

Total Asset Backed Securities (Cost $3,313)		2,960

MORTGAGE-BACKED SECURITIES - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,203	1,846
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.932%, due 09/25/2036 (c)	18,846	4,988

Total Mortgage-Backed Securities (Cost $11,948)		6,834

TOTAL BONDS & NOTES (Cost $15,261)		9,794

SHORT-TERM INVESTMENT - 7.86%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.35% (b)	1,730,866	1,730,866

SHORT TERM INVESTMENT (Cost $1,730,866)		1,730,866

INVESTMENTS AT VALUE (Cost $21,820,152) - 100.05%		$22,027,345

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.05)%		(10,664)

NET ASSETS - 100.00%		$22,016,681

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at December 31, 2024, is subject to change and resets daily.
(c) Variable rate security - Interest rate shown represents the rate on December 31, 2024.
(d) Principal payments are still being received, not yet matured.
(e) These securities are currently valued by the Adviser using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee. These securities have a total value of $0 which is 0.00% of the Fund’s net assets.

The following abbreviations are used in this portfolio:
ETF - Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Fair Value Measurements (continued)

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2024.

Global Fund:

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,942,965	$—	$—	$1,942,965
Closed-End Funds (1)	263,354	—	—	263,354
Exchange-Traded Funds (1)	13,917,663	—	—	13,917,663
Mutual Funds (1)	2,817,610	—	—	2,817,610
Preferred Stock (1)	92,620	—	—	92,620
Asset-Backed Securities	—	956	—	956
Mortgage-Backed Securities	—	2,278	—	2,278
Short-Term Investment	1,313,713	—	—	1,313,713
Total Assets	$20,347,925	$3,234	$—	$20,351,159

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds and preferred stock by industry or asset class, please refer to the Schedules of Investments.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Fair Value Measurements (continued)

Income Fund: Financial Instruments – Assets Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$323,100	$—	$—	$323,100
Closed-End Funds (1)	746,345	—	—	746,345
Exchange-Traded Funds (1)	19,217,240	—	—	19,217,240
Asset-Backed Securities	—	2,960	—	2,960
Mortgage-Backed Securities	—	6,834	—	6,834
Short-Term Investment	1,730,866	—	—	1,730,866
Total Assets	$22,017,551	$9,794	$—	$22,027,345

(1) For a detailed break-out of common stock, preferred stock, ETFs and CEFs by industry or asset class, please refer to the Schedules of Investments.

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at December 31, 2024, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the three months ended December 31, 2024 were as follows:

Global Fund:	Value as of September 30, 2024	Realized gain (loss)	Change in unrealized appreciation	Purchases(1)	Sales	Value as of December 31, 2024	Shares held as of December 31, 2024	Income received
Income Fund	$2,272,984	$—	$(88,020)	$56,623	$(27,766)	$2,213,821	278,819	$56,623
Total	$2,272,984	$—	$(88,020)	$56,623	$(27,766)	$2,213,821	278,819	$56,623

(1)	Represents dividends reinvested.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2024 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$20,500,396	$1,209,522	$(1,358,759)	$(149,237)
Income Fund	21,864,802	473,921	(311,378)	162,543

The differences between book basis and tax basis unrealized appreciation (depreciation) from investments are primarily attributable to the tax deferral of losses on wash sales.